Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Alpha Architect US Equity ETF (AAUS)
Alpha Architect Global Equity ETF (AAGL)
Alpha Architect 1-3 Year Box ETF (BOXS)
Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI)
Alpha Architect Long-Term Treasury Bond ETF (BOXL)
Alpha Architect Aggregate Bond ETF (BOXA)
Alpha Architect Inflation-Protected Securities ETF (BOXP)
Alpha Architect Real Estate ETF (BOXR)
(each, a “Fund”)
October 30, 2025
Supplement to each Fund’s Prospectus and
Statement of Additional Information (“SAI”),
each dated December 4, 2024 as previously supplemented

Effective November 3, 2025, PINE Distributors LLC (“PINE” or the “Distributor”) will replace Quasar Distributors, LLC as each Fund’s distributor, and all references to a Fund’s current distributor in the Prospectus and SAI will refer to PINE. PINE’s principal address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246. PINE is not affiliated with a Fund or its investment adviser or sub-advisers.

Please retain this Supplement with your Prospectus and SAI for future reference.